Segment Information (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Segment Information [Abstract]
Schedule of Long-Lived Assets by Geographic Region	Long-lived assets including goodwill, intangible assets, capitalized software, property and equipment and operating lease right-of-use, by geographic region, are as follows at:
	September 30, 2024	December 31, 2023
United States	$3,239	$12,015
Israel	219	1,291
Total long-lived assets	$3,458	$13,306
Long-lived assets including goodwill, intangible assets, capitalized software, property and equipment and operating lease right-of-use, by geographic region, are as follows at:
	December 31, 2023	December 31, 2022
United States	$12,014,390	$17,993,006
Israel	1,291,375	4,103,931
Total long-lived assets	$13,305,765	$22,096,937